UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2010 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.1%
U.S. Government & Government Sponsored Agency Obligations - 33.9%
Bank of America NA
- FDIC Insured
7/29/10 (a)	0.38%	$12,000	$12,000,000
9/13/10 (a)	0.57%	13,400	13,400,000
Citigroup Funding, Inc.
- FDIC Insured
7/30/10 (a)	0.44%	23,200	23,200,000
Federal Farm Credit Bank
7/08/10 (a)	0.17%	20,000	20,000,068
7/15/11 (a)	0.26%	5,000	4,999,472
Federal Home Loan Bank
7/27/10 (a)	0.25%	10,000	9,999,902
7/20/11 (a)	0.25%	5,000	4,996,554
7/28/10 (a)	0.27%	10,000	10,000,000
Federal Home Loan Mortgage Corp.
7/12/10 (a)	0.19%	10,000	9,999,936
7/14/10 (a)	0.20%	10,000	10,000,000
12/21/11 (a)	0.30%	5,000	4,997,022
8/24/10 (a)	0.46%	10,000	10,000,000
9/03/10 (a)	0.52%	10,000	10,000,000
Federal National Mortgage Association
7/13/10 (a)	0.19%	10,000	10,000,000
8/11/11 (a)	0.26%	5,000	4,997,481
8/05/10 (a)	0.30%	10,000	9,999,631
9/19/11 (a)	0.31%	5,000	4,997,568

			173,587,634

Municipal Obligations - 26.0%
Allen Cnty OH Hosp
(Catholic Healthcare Partners)
10/01/31 (b)	0.14%	1,300	1,300,000
Assn Bay Area Govt CA Non-Prof
(Francis W. Parker School)
Series 2005
9/01/35 (b)	0.27%	4,865	4,865,000
California Infra & Eco Dev Bk
(J Paul Getty Trust)
Series 2010A-2
10/01/47 (b)	0.10%	12,825	12,825,000
Colorado Edl & Cultural Facs Auth
(Natl Jewish Fed Bd Prog)
7/01/36 (b)	0.15%	3,455	3,455,000
Series D
10/01/38 (b)	0.15%	6,000	6,000,000
Series D-3
12/01/37 (b)	0.15%	1,390	1,390,000
Connecticut Hlth & Ed Fac Auth
(Yale Univ)
Series 2001V-1
7/01/36 (b)	0.08%	4,635	4,635,000

Dallas Forth Worth TX Intl Arpt
(United Parcel Service)
5/01/32 (b)	0.15%	19,000	19,000,000
Houston TX Hgr Ed Fin Corp.
(Rice Univ)
Series 2008 A
5/15/48 (b)	0.12%	16,500	16,500,000
Jackson Cnty MS PCR
(Chevron Corp.)
6/01/23 (b)	0.13%	18,000	18,000,000
Loudoun Cnty VA IDA
(Howard Hughes Med)
2/15/38 (b)	0.17% - 0.18%	18,825	18,825,000
Lower Neches Valley Auth TX
(Exxon Mobil Corp.)
5/01/22 (b)	0.09%	2,500	2,500,000
Massachusetts Dev Fin Agy
(Smith College)
7/01/24 (b)	0.24%	1,632	1,632,000
Massachusetts Hlth & Ed Facs Auth
(Wellesley College)
7/01/22 (b)	0.18%	2,800	2,800,000
Massachusetts Hlth & Ed Facs Auth
(Harvard Univ)
Series 99R
11/01/49 (b)	0.08%	2,200	2,200,000
New York St HFA MFHR
(600 West 42nd Street Proj)
Series A
11/01/41 (b)	0.30%	8,000	8,000,000
Ohio Air Quality Dev Auth
(Dayton Power & Light Co.)
11/01/40 (b)	0.26%	4,000	4,000,000
Valdez AK Marine Terminal
(Exxon Mobil Corp.)
Series 1993B
12/01/33 (b)	0.09%	5,500	5,500,000

			133,427,000

Certificates of Deposit - 21.1%
Bank of Montreal
7/16/10	0.28%	13,000	13,000,000
Bank of Nova Scotia
9/07/10	0.47%	13,500	13,500,000
Barclays Bank PLC NY
10/01/10 (a)	0.60%	16,000	16,000,000
Rabobank Nederland NV NY
9/20/10	0.32%	11,000	11,000,000
Royal Bank of Canada NY
12/09/10 (a)	0.35%	13,300	13,300,000
3/10/11 (a)	0.35%	4,500	4,500,000
Societe Generale NY
7/20/10	0.29%	8,000	7,999,957
Toronto Dominion Bank NY
8/26/10	0.27%	9,200	9,200,000

2/04/11 (a)	0.35%	9,000	9,000,000
Westpac Banking Corp. NY
12/01/10 (a)	0.38%	10,700	10,700,000

			108,199,957

Commercial Paper - 12.3%
Banco Santander Central Hispano SA
10/12/10	0.52%	17,000	16,974,708
Commonwealth Bank of Australia
9/10/10 (c)	0.47%	14,500	14,486,559
Nordea North America, Inc.
10/15/10	0.38%	17,000	16,980,979
Svenska Handelsbank, Inc.
9/10/10	0.49%	14,500	14,485,987

			62,928,233

Repurchase Agreements - 3.8%
Mizuho Securities USA 0.01%, dated 6/30/10 due 7/01/10 in the amount of $19,400,005 (collateralized by $19,791,200 U.S. Treasury Bill, Zero Coupon, due 8/12/10, value $19,788,053) (cost $19,400,000)		19,400	19,400,000

Corporates - Investment Grades - 3.0%
Pfizer, Inc.
3/15/11 (a)	2.49%	5,600	5,677,940
Wells Fargo & Co.
8/20/10 (a)	0.68%	9,900	9,902,525

			15,580,465

Total Investments - 100.1% (cost $513,123,289) (d)			513,123,289
Other assets less liabilities - (0.1)%			(390,354)

Net Assets - 100.0%			$512,732,935

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of this security amounted to $14,486,559 or 2.8% of net assets.
(d)	As of June 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	-	Federal Deposit Insurance Corporation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Government
Sponsored Agency Obligations	$—	$173,587,634	$—	$173,587,634
Municipal Obligations	—	133,427,000	—	133,427,000
Certificates of Deposit	—	108,199,957	—	108,199,957
Commercial Paper	—	62,928,233	—	62,928,233
Repurchase Agreements	—	19,400,000	—	19,400,000
Corporates - Investment Grades	—	15,580,465	—	15,580,465

Total	$—	$513,123,289	$—	$513,123,289

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2010